FUNDMANAGER PORTFOLIOS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                January 30, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FUNDMANAGER PORTFOLIOS (the "Trust")
          Aggressive Growth Portfolio
            Financial Adviser Class
            No-Load Class
          Growth Portfolio
            Financial Adviser Class
            No-Load Class
          Growth with Income Portfolio
            Financial Adviser Class
            No-Load Class
          Bond Portfolio
            Financial Adviser Class
            No-Load Class
          Managed Total Return Portfolio
            Financial Adviser Class
          International Portfolio
            Financial Adviser Class
            No-Load Class
         1933 Act File No. 33-89754
         1940 ACT FILE NO. 811-8992

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated January 31, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 11 on January 28, 1998.

      If you have any questions regarding this certification, please call me at
(412) 288-7403.

                                          Very truly yours,



                                          /s/ C. Todd Gibson
                                          C. Todd Gibson
                                          Assistant Secretary